Note 8 - Deposits (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Time Deposit Maturities, Remainder of Fiscal Year	$ 98,028,000
Time Deposit Maturities, Year Two	35,512,000
Time Deposit Maturities, Year Three	41,164,000
Time Deposit Maturities, Year Four	15,097,000
Time Deposit Maturities, Year Five	6,952,000
Time Deposits, $100,000 or More	$ 79,918,000	$ 86,793,000